UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2009
                                                 ------------------

Check here if Amendment [  ]: Amendment Number:  _________________

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Corriente Advisors, LLC
Address:     201 Main Street
             Suite 1800
             Fort Worth, TX  76102


Form 13F File Number:     28-12875
                      ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rob Lydick
Title:     General Counsel
Phone:     (817) 870-0400

Signature, Place and Date of Signing:


 /s/ Rob Lydick                  Fort Worth, TX               November 16, 2009
 -----------------               --------------               -----------------
     [Signature]                  [City, State]                    [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                               ---------------------------------

Form 13F Information Table Entry Total:                       19
                                               ---------------------------------

Form 13F Information Table Value Total:                     $203,678
                                               ---------------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None

                             CORRIENTE ADVISORS, LLC
                                    FORM 13F
                         Quarter Ended September 30, 2009

-----------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE      SHR     SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
ISSUER                        CLASS            CUSIP      (X$1,000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAP LTD              COM              02503Y103     1,589     492,007 SH         SOLE                     492,007
BARRICK GOLD CORP             COM              067901108     1,516      40,000 SH         SOLE                      40,000
BOEING CO                     COM              097023105     1,083      20,000 SH         SOLE                      20,000
CHINA MED TECHNOLOGIES INC    SPONSORED ADR    169483104     2,514     155,000 SH         SOLE                     155,000
DRYSHIPS INC                  SHS              Y2109Q101     1,923     290,000 SH         SOLE                     290,000
DYNEGY INC DEL                CL A             26817G102       510     200,000 SH         SOLE                     200,000
HUNTINGTON BANCSHARES INC     COM              446150104     4,239     900,000 SH         SOLE                     900,000
ISHARES TR INDEX              RUSSELL 2000     464287655   168,672   2,800,000 SH   PUT   SOLE                   2,800,000
MEMC ELECTR MATLS INC         COM              552715104     4,977     299,263 SH         SOLE                     299,263
MINDRAY MEDICAL INTL LTD      SPON ADR         602675100     4,406     135,000 SH         SOLE                     135,000
NORTH AMERN PALLADIUM LTD     *W EXP 12/13/200 656912110        73   1,224,600 SH         SOLE                   1,224,600
NORTHROP GRUMMAN CORP         COM              666807102     3,105      60,000 SH         SOLE                      60,000
PEPSICO INC                   COM              713448108       490       8,360 SH         SOLE                       8,360
SIRIUS XM RADIO INC           COM              82967N108       508     800,000 SH         SOLE                     800,000
TRANSOCEAN LTD                REG SHS          H8817H100       855      10,000 SH         SOLE                      10,000
U S ENERGY CORP WYO           COM              911805109     3,273     839,284 SH         SOLE                     839,284
UNITED STATES STL CORP NEW    COM              912909108     2,662      60,000 SH         SOLE                      60,000
URANIUM RES INC               COM PAR $0.001   916901507       384     333,802 SH         SOLE                     333,802
ZIONS BANCORPORATION          COM              989701107       899      50,000 SH         SOLE                      50,000

